Other current liabilities, Movement of Provision for Unused Vacation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Provision for Unused Vacation [Roll Forward]
Balance at beginning of year	$ 5,269	$ 11,158
Assumed at business combination	790,538	0
Additions during the year	120,064	0
Income from unused provisions during the year	0	(6,442)
Utilized provisions during the year	(462,808)	0
Exchange differences	(29,275)	553
Balance at end of year	$ 423,788	$ 5,269